Related party transactions	6 Months Ended
Jun. 30, 2018
Related party transactions
Related party transactions	14.Related party transactions In the first quarter of 2018, the Company granted 38,244 warrants (BSA), with a 1-for-1 conversion rate, to directors of the Company with an exercise price of $48.16.